Basic and Diluted Earnings Per Common Share (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net earnings from continuing operations attributable to Martin Marietta	$ 288,792	$ 155,638	$ 122,086
Less: Distributed and undistributed earnings attributable to unvested awards	1,252	647	513
Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta	287,540	154,991	121,573
Basic and diluted net loss attributable to common shareholders from discontinued operations		(37)	(749)
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$ 287,540	$ 154,954	$ 120,824
Basic weighted-average common shares outstanding	66,770	56,854	46,164
Effect of dilutive employee and director awards	250	234	121
Diluted weighted-average common shares outstanding	67,020	57,088	46,285